Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
Warrants

(6)   Warrants

The Company’s grants of warrants to purchase common stock are primarily in connection with equity financing. See Note 5 for additional information about equity financings and the related issuance of warrants. Warrant activity for the three months ended March 31, 2025 is as follows:

Shares
Balance December 31, 2024	3,261
Issued	108,156
Exercised	—
Cancelled	—
Balance March 31, 2025	111,417

On February 15, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”) pursuant to which the Company agreed to issue and sell to the Investors (i) 103,005 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) and (ii) warrants to purchase up to 103,005 shares of Common Stock at an initial exercise price of $145.75 per share (the “Warrants”), subject to adjustment as set forth in the Warrants. The securities were sold as units at a price of $58.25 per unit. The Warrants also contain certain mechanisms for cashless exercise, including alternative cashless exercise pursuant to which holders of warrants have the option, upon exercise and for no additional cash consideration, to receive an aggregate number of shares of Common Stock equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise of the Warrant (as adjusted on the Reset Date, as applicable) and (y) 1.2.

The Company classifies these warrants as a liability, and the Company utilized a bifurcated Black-Scholes option pricing model to consider the cash exercise option and cashless exercise option. The bifurcated Black-Scholes option pricing model used an exercise price where the two exercise methods would be indifferent with market inputs of the stock price on the issuance, risk free interest rate, expected share price volatility and dividend yield. The Company calculates the fair value of the warrants at each reporting period and when a warrant is exercised, with the changes in fair value recognized in the statement of operations.

Below is a summary of the initial inputs used in the bifurcated Black-Scholes option pricing model.

	Cash Exercise	Cashless Exercise
Stock Price	$9.00	$9.00
Exercise Price	$232.00	$0.00
Term (years)	3.00	3.00
Volatility	118.9%	118.9%
Risk Free Rate	3.853%	3.853%
Dividend Yield	0%	0%

The following table presents the changes in the fair value of warrant liabilities:

Common Stock
Purchase Warrants
Fair value as of December 31, 2024	$20
Additions : Fair value as of February 18, 2025 (issuance date)	4,758
Gain on changes in fair value of liability warrants	(3,662)
Fair value as of March 31, 2025	$1,116

(9)	Warrants

The Company’s grants of warrants to purchase common stock are primarily in connection with equity and debt financings. Warrant activity was as follows:

	Shares
Balance December 31, 2022	134
Issued	24,768	(1)
Exercised	(14,114)	(2)
Cancelled	(1)
Balance December 31, 2023	10,757
Issued	—
Exercised	(7,490)	(3)
Cancelled	(6)
Balance December 31, 2024	3,261
(1)	Warrants issued in 2023 includes: 18,907 common stock purchase warrants, of which 1,517 are classifies as liability warrants, 5,469 pre-funded warrants, and 360 representative’s warrants.
(2)	Warrants exercised in 2023 includes: 7,520 common stock purchase warrants at an exercise price range of $478.50 per share and $333.50 per share, 1,155 common stock purchase warrants (liability warrants) exercised with the alternative cashless option, 669 pre-funded warrants at an exercise price range of $1.50 and $0.25 per share.
(3)	Warrants exercised in 2024 includes: 73 common stock purchase warrants and 7,425 common stock purchase warrants (liability warrants) exercised with the alternative cash less option.

Warrant Assumptions – 2023 Warrants Issued

The following table provides the assumptions used to calculate the fair value of the new warrants issued during 2023, using a Black-Scholes model:

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Pre-funded warrants - February 2023	63	$0.25	96.5%	5.0	3.78%
Representative’s warrants - February 2023	51	$12,760.00	96.5%	5.0	3.79%
Common stock warrants - April 2023	553	$4,451.50	88.4%	5.5	3.56%
Pre-funded warrants - April 2023	352	$0.25	88.4%	5.5	3.56%
Representative’s warrants - April 2023	28	$4,901.00	96.3%	5.0	3.57%
Common stock warrants - October 2023	9,414	$478.50	89.1%	5.0	4.74%
Pre-funded warrants - October 2023	5,056	$1.50	89.1%	5.0	4.74%
Representative’s warrants - October 2023	314	$526.25	89.2%	5.0	4.74%

The following table provides the assumptions used to calculate the fair value of the new warrants issued during 2023, using a Monte Carlo model:

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Common stock warrants - November 2023	7,425	$333.50	86.9%	5.5	4.40%

The following table provides the assumptions used in the bifurcated Black-Scholes option pricing model for the common stock purchase warrants classified as a liability:

	Cash Exercise	Cashless Exercise
Stock Price	$8,562.25	$8,562.25
Exercise Price	$23,200	$0.00
Term (years)	5.00	5.00
Volatility	96.50%	96.50%
Risk Free Rate	3.784%	3.784%
Dividend Yield	0%	0%

The following table presents the changes in the fair value of the liability warrants:

Common Stock
Purchase Warrants
Fair value as of February 8, 2023 (issuance date)	$10,363
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	(3,878)
Fair value as of December 31, 2023	$72
Gain on changes in fair value of liability warrants	(52)
Fair value as of December 31, 2024	$20